Investments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Investments [Abstract]
Schedule of investments
						Change in fair	Balance at
			Balance at Proceeds from			value through	December 31,
Entity	Instrument	Note	December 31, 2021	sale	Additions	profit or loss	2022
			$	$	$	$	$
True Pharma Strip Inc.	Shares	(i)	197	197	-	-	-
HUGE Shops	Shares	(ii)	157,760	157,760	-	-	-
SciCann Therapeutics	Shares	(iii)	79	79	-	-	-
Solarvest BioEnergy Inc.	Shares	(iv)	366,792	-	-	(145,302)	221,490
Solarvest BioEnergy Inc.	Convertible debenture	(iv)	293,434	-	-	(116,242)	177,192
A2ZCryptoCap Inc.	Shares	(v)	-	-	6,162	4,470	10,632
Lions Bay Fund	Shares	(vi)	-	-	395,450	22,848	418,298
			818,262	158,036	401,612	(234,226)	827,612

						Current	-
						Non-Current	827,612
							827,612

			Balance at	Change in fair value	Balance at
Entity	Instrument	Note	December 31, 2020	through profit or loss	December 31, 2021
			$	$	$
True Pharma Strip Inc.	Shares	(i)	-	197	197
HUGE Shops	Shares	(ii)	600,433	(442,673)	157,760
SciCann Therapeutics	Shares	(ii)	195,679	(195,600)	79
Solarvest BioEnergy Inc.	Shares	(iv)	447,678	(80,886)	366,792
Solarvest BioEnergy Inc.	Warrants	(iv)	74,813	(74,813)	-
Solarvest BioEnergy Inc.	Convertible debenture	(iv)	358,142	(64,708)	293,434
			1,676,745	(858,483)	818,262

				Current	158,036
				Non-Current	660,226
					818,262